Note 19 - Debt Facilities	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of debt instruments [text block]
19.
DEBT FACILITIES

The movement in debt facilities during the years ended
December
31,
2018
and
December 31, 2017,
respectively, are comprised of the following:

	Convertible Debentures (a)	Revolving Credit Facility (b)	Scotia Debt Facilities (c)	Primero Debt Facilities (d)	Total
Balance at December 31, 2016	$—	$—	$43,938	$—	$43,938
Interest and accretion expense	—	—	2,206	—	2,206
Repayments of principal	—	—	(12,726)	—	(12,726)
Repayments of finance costs	—	—	(1,649)	—	(1,649)
Balance at December 31, 2017	$—	$—	$31,769	$—	$31,769
Net proceeds from debt financing	151,079	34,006	—	—	185,085
Acquired from Primero (Note 4)	—	—	—	106,111	106,111
Portion allocated to equity reserves	(26,252)	—	—	—	(26,252)
Finance costs
Interest expense	2,738	1,170	529	—	4,437
Accretion	4,978	419	555	—	5,952
Repayments of principal	—	(16,000)	(32,072)	(106,111)	(154,183)
Repayments of finance costs	(1,736)	(890)	(781)	—	(3,407)
Balance at December 31, 2018	$130,807	$18,705	$—	$—	$149,512

Statements of Financial Position Presentation
Current portion of debt facilities	$—	$—	$12,464	$—	$12,464
Non-current portion of debt facilities	—	—	19,305	—	19,305
Balance at December 31, 2017	$—	$—	$31,769	$—	$31,769
Current portion of debt facilities	$1,002	$279	$—	$—	$1,281
Non-current portion of debt facilities	129,805	18,426	—	—	148,231
Balance at December 31, 2018	$130,807	$18,705	$—	$—	$149,512

(a)	Convertible Debentures

During the
first
quarter of
2018,
the Company issued
$156.5
million of unsecured senior convertible debentures (the “Notes”). The Company received net proceeds of
$151.1
million after transaction costs of
$5.4
million. The Notes mature on
March 1, 2023
and bear an interest rate of
1.875%
per annum, payable semi-annually in arrears in
March
and
September
of each year.

The Notes are convertible into common shares of the Company at any time prior to maturity at a conversion rate of
104.3297
common shares per
$1,000
principal amount of Notes converted, representing an initial conversion price of
$9.59
per common share, subject to certain anti-dilution adjustments. In addition, if certain fundamental changes occur, holders of the Notes may
be entitled to an increased conversion rate.

The Company
may
not
redeem the Notes before
March 6, 2021
,
except in the event of certain changes in Canadian tax law. At any time on or after
March 6, 2021
and until maturity, the Company
may
redeem all or part of the Notes for cash if the last reported share price of the Company’s common shares for
20
or more trading days in a period of
30
consecutive trading days exceeds
130%
of the conversion price. The redemption price will equal to the sum of: (i)
100%
of the principal amount of the notes to be redeemed and (ii) accrued and unpaid interest, if any, to the redemption date.

The Company is required to offer to purchase for cash all of the outstanding Notes upon a fundamental change, at a cash purchase price equal to
100%
of the principal amount of the Notes to be purchased, plus accrued and unpaid interest, if any, to the fundamental change purchase date.

The component parts of the convertible debentures, a compound instrument, are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument. A conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company's own equity instrument is an equity instrument.

At initial recognition, net proceeds of
$151.1
million from the Notes were allocated into its debt and equity components. The fair value of the debt portion was estimated at
$124.8
million using a discounted cash flow model method with an expected life of five
years and a discount rate of
6.14%.
This amount is recorded as a financial liability on an amortized cost basis using the effective interest method using an effective interest rate of
6.47%
until extinguished upon conversion or at its maturity date.

The conversion option is classified as equity and was estimated based on the residual value of
$26.3
million. This amount is
not
subsequently remeasured and will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share capital. Where the conversion option remains unexercised at the maturity date of the convertible note, the balance will remain in equity reserves. Deferred tax liability of
$7.1
million related to taxable temporary difference arising from the equity portion of the convertible debenture was recognized in equity reserves.

Transaction costs of
$5.4
million that relate to the issuance of the convertible debentures were allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are recognized directly in equity. Transaction costs relating to the liability component are included in the carrying amount of the liability component and are amortized over the life of the convertible debentures using the effective interest method.

(b)	Revolving Credit Facility

On
May 10, 2018,
the Company entered into a
$75.0
million senior secured revolving credit facility ("Revolving Credit Facility") with the Bank of Nova Scotia, Bank of Montreal and Investec Bank PLC, as lenders. The Revolving Credit Facility will mature on its third
anniversary date. Interest on the drawn balance will accrue at
LIBOR
plus an applicable range of
2.25%
to
3.5%
while the undrawn portion is subject to a standby fee with an applicable range of
0.5625%
to
0.875%,
dependent on certain financial parameters of First Majestic. As at
December
31,
2018,
the applicable rates were
6.0%
and
0.875%,
respectively.

Proceeds from the Revolving Credit Facility were used primarily to repay Scotia debt facilities (Note
19
(c)) as well as a
$30.2
 million revolving credit facility assumed from the Primero acquisition.

These debt facilities are guaranteed by certain subsidiaries of the Company and are also secured by a first
priority charge against the assets of the Company, and a
first
priority pledge of shares of the Company’s subsidiaries.

The Revolving Credit Facility includes financial covenants, to be tested quarterly on a consolidated basis, requiring First Majestic to maintain the following: (a) a leverage ratio based on total debt to rolling four
quarters adjusted EBITDA of
not
more than
3.00
to
1.00;
(b) an interest coverage ratio, based on rolling
four
quarters adjusted EBITDA divided by interest payments, of
not
less than
4.00
to
1.00;
and (c) tangible net worth of
not
less than
$563.5
million plus
50%
of its positive earnings subsequent to
June
30,
2018.
The debt facilities also provide for negative covenants customary for these types of facilities and allows the Company to enter into equipment financing obligations up to
$30.0
million. As at
December
31,
2018
and
December 31, 2017,
the Company was in compliance with these covenants.

(c)	Scotia Debt Facilities

In
February 2016,
the Company entered into an agreement with The Bank of Nova Scotia and Investec Bank PLC for a senior secured debt facility consisting of a
$35.0
million term loan and a
$25.0
million revolving credit facility (together, "Scotia Debt Facilities").

The
$35.0
million term loan was repayable in
11
equal quarterly instalments of
$3.2
million in principal plus related interest, with the final instalment due in
February 2019.
The term loan bears an interest rate of LIBOR plus a range from
3.25%
to
4.00%,
depending on certain financial parameters of the Company.

The
$25.0
million revolving credit facility was to mature in
three
years on
February 8, 2019
and bears the same interest rate as the term loan plus a relevant standby fee from
0.81%
to
1.00%
from the undrawn portion of the facility.

In connection with the acquisition of Primero (Note
4
), First Majestic restructured its debt by entering into a Revolving Credit Facility (Note
19
(b)) which was used to repay the remaining balance of the Scotia Debt Facilities on
May 10, 2018.

(d)	Primero Debt

As part of the acquisition of Primero (Note
4
), First Majestic assumed
$106.1
million in outstanding debt facilities owed by Primero, consisting of
$75.8
million in convertible debentures and a
$30.2
million revolving credit facility (together, "Primero Debt Facilities").

In connection with the Plan of Arrangement for the acquisition of Primero (Note
4
), in
March 2018,
the debentureholders of Primero's
$75.8
million convertible debentures voted to approve an amendment to the maturity date of the debentures from
February 28, 2020
to the next business day following the closing date of the business combination with First Majestic. As a result, these convertible debentures were fully repaid by the Company on
May
11,
2018.

The
$30.2
million revolving credit facility was fully repaid by the Company on
May
10,
2018.